Schedule of Investments(a)
November 30, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–127.32%(b)
Advertising–1.43%
Clear Channel Outdoor Holdings, Inc., 5.13%, 08/15/2027(c)	$295,000	$254,673
Lamar Media Corp.,
4.00%, 02/15/2030	25,000	21,875
3.63%, 01/15/2031	978,000	815,481
		1,092,029
Aerospace & Defense–0.77%
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	601,000	593,202
Airlines–1.34%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(c)	1,059,000	1,028,817
Alternative Carriers–0.49%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	547,000	375,710
Aluminum–0.69%
Novelis Corp., 4.75%, 01/30/2030(c)	590,000	525,303
Apparel Retail–1.48%
Gap, Inc. (The), 3.63%, 10/01/2029(c)	1,474,000	1,134,309
Apparel, Accessories & Luxury Goods–1.78%
Kontoor Brands, Inc., 4.13%, 11/15/2029(c)	657,000	536,208
Macy’s Retail Holdings LLC,
5.88%, 03/15/2030(c)	160,000	144,615
4.50%, 12/15/2034	791,000	567,104
4.30%, 02/15/2043	179,000	113,323
		1,361,250
Application Software–1.63%
NCR Corp., 5.75%, 09/01/2027(c)	302,000	294,083
SS&C Technologies, Inc., 5.50%, 09/30/2027(c)	999,000	956,349
		1,250,432
Auto Parts & Equipment–2.33%
Clarios Global L.P., 6.75%, 05/15/2025(c)	149,000	149,107
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(c)	857,000	839,819
NESCO Holdings II, Inc., 5.50%, 04/15/2029(c)	908,000	799,916
		1,788,842
Automobile Manufacturers–7.12%
Allison Transmission, Inc.,
4.75%, 10/01/2027(c)	957,000	888,604
3.75%, 01/30/2031(c)	924,000	775,199
Ford Motor Co.,
3.25%, 02/12/2032	65,000	51,477
4.75%, 01/15/2043	633,000	469,169
	Principal Amount	Value
Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
4.13%, 08/04/2025	$200,000	$189,472
3.38%, 11/13/2025	250,000	230,938
4.39%, 01/08/2026	899,000	856,100
5.11%, 05/03/2029	394,000	367,815
4.00%, 11/13/2030	319,000	270,222
3.63%, 06/17/2031	337,000	276,780
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(c)	1,118,000	1,081,894
		5,457,670
Automotive Retail–5.40%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	161,000	145,914
4.63%, 11/15/2029(c)	773,000	675,556
Group 1 Automotive, Inc., 4.00%, 08/15/2028(c)	1,272,000	1,080,506
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(c)	747,000	625,952
Lithia Motors, Inc., 3.88%, 06/01/2029(c)	942,000	791,530
Sonic Automotive, Inc., 4.63%, 11/15/2029(c)	991,000	818,779
		4,138,237
Cable & Satellite–10.69%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(c)	126,000	119,399
5.00%, 02/01/2028(c)	740,000	681,488
4.50%, 08/15/2030(c)	1,424,000	1,201,486
4.50%, 05/01/2032	294,000	242,938
4.25%, 01/15/2034(c)	602,000	469,689
CSC Holdings LLC,
6.50%, 02/01/2029(c)	922,000	841,325
5.75%, 01/15/2030(c)	696,000	475,058
4.50%, 11/15/2031(c)	314,000	239,675
5.00%, 11/15/2031(c)	200,000	126,712
DISH DBS Corp., 5.13%, 06/01/2029	903,000	595,980
DISH Network Corp.,
Conv., 3.38%, 08/15/2026	1,001,000	650,650
11.75%, 11/15/2027(c)	59,000	60,716
Gray Escrow II, Inc., 5.38%, 11/15/2031(c)	924,000	706,657
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(c)	1,015,000	917,601
4.00%, 07/15/2028(c)	156,000	138,032
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(c)	200,000	184,988
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(c)	650,000	538,694
		8,191,088

See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Casinos & Gaming–5.25%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(c)(d)	$64,573	$38,098
Everi Holdings, Inc., 5.00%, 07/15/2029(c)	626,000	543,474
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(c)	734,000	583,530
MGM China Holdings Ltd. (Macau), 4.75%, 02/01/2027(c)	338,000	296,514
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(c)	637,000	550,826
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(c)	604,000	567,890
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(c)	870,000	617,134
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(c)	947,000	824,807
		4,022,273
Coal & Consumable Fuels–0.21%
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(c)	169,000	161,408
Commodity Chemicals–1.06%
Mativ Holdings, Inc., 6.88%, 10/01/2026(c)	928,000	813,884
Construction & Engineering–1.75%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(c)	632,000	510,310
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(c)	891,000	828,911
		1,339,221
Consumer Finance–1.42%
FirstCash, Inc., 5.63%, 01/01/2030(c)	587,000	534,656
OneMain Finance Corp.,
7.13%, 03/15/2026	330,000	320,100
3.88%, 09/15/2028	37,000	29,415
5.38%, 11/15/2029	245,000	204,955
		1,089,126
Copper–1.04%
First Quantum Minerals Ltd. (Zambia), 6.88%, 10/15/2027(c)	834,000	795,691
Data Processing & Outsourced Services–1.11%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(c)	996,000	854,060
Diversified Metals & Mining–0.70%
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(c)	304,000	275,674
6.13%, 04/01/2029(c)	288,000	258,201
		533,875
	Principal Amount	Value
Diversified REITs–0.69%
iStar, Inc.,
4.75%, 10/01/2024	$346,000	$340,869
5.50%, 02/15/2026	191,000	190,923
		531,792
Diversified Support Services–0.67%
Ritchie Bros. Auctioneers, Inc. (Canada), 5.38%, 01/15/2025(c)	523,000	515,717
Electric Utilities–1.10%
NRG Energy, Inc., 4.45%, 06/15/2029(c)	623,000	574,293
Vistra Operations Co. LLC,
5.63%, 02/15/2027(c)	220,000	213,083
5.00%, 07/31/2027(c)	60,000	56,390
		843,766
Electrical Components & Equipment–1.02%
EnerSys, 4.38%, 12/15/2027(c)	875,000	780,478
Electronic Components–1.24%
Sensata Technologies, Inc.,
4.38%, 02/15/2030(c)	178,000	157,851
3.75%, 02/15/2031(c)	955,000	795,658
		953,509
Food Distributors–1.82%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(c)	927,000	839,964
United Natural Foods, Inc., 6.75%, 10/15/2028(c)	569,000	552,624
		1,392,588
Health Care Facilities–3.19%
Encompass Health Corp., 4.50%, 02/01/2028	612,000	551,241
HCA, Inc.,
5.88%, 02/01/2029	259,000	261,087
3.50%, 09/01/2030	942,000	811,279
Tenet Healthcare Corp., 4.88%, 01/01/2026(c)	862,000	819,322
		2,442,929
Health Care REITs–2.07%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(c)	642,000	549,488
Diversified Healthcare Trust,
4.75%, 05/01/2024	304,000	266,189
4.38%, 03/01/2031	1,101,000	767,981
		1,583,658
Health Care Services–3.28%
Community Health Systems, Inc.,
8.00%, 03/15/2026(c)	584,000	539,750
5.25%, 05/15/2030(c)	502,000	383,440
4.75%, 02/15/2031(c)	335,000	245,872
DaVita, Inc., 3.75%, 02/15/2031(c)	367,000	270,303
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(c)	279,000	255,060
Select Medical Corp., 6.25%, 08/15/2026(c)	845,000	819,139
		2,513,564
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Health Care Supplies–0.71%
Medline Borrower L.P., 3.88%, 04/01/2029(c)	$628,000	$540,636
Hotel & Resort REITs–1.35%
Service Properties Trust,
5.50%, 12/15/2027	585,000	509,681
4.95%, 10/01/2029	261,000	190,193
4.38%, 02/15/2030	473,000	332,685
		1,032,559
Hotels, Resorts & Cruise Lines–0.71%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(c)	519,000	541,198
Household Products–1.48%
Prestige Brands, Inc., 3.75%, 04/01/2031(c)	1,342,000	1,135,433
Independent Power Producers & Energy Traders–3.15%
Calpine Corp., 3.75%, 03/01/2031(c)	648,000	534,703
Clearway Energy Operating LLC, 4.75%, 03/15/2028(c)	589,000	544,980
TransAlta Corp. (Canada), 7.75%, 11/15/2029	796,000	818,782
Vistra Corp., 7.00%(c)(e)(f)	574,000	514,165
		2,412,630
Industrial Machinery–2.84%
EnPro Industries, Inc., 5.75%, 10/15/2026	855,000	831,829
Mueller Water Products, Inc., 4.00%, 06/15/2029(c)	939,000	808,696
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(c)	615,000	539,355
		2,179,880
Integrated Oil & Gas–1.71%
Occidental Petroleum Corp.,
6.13%, 01/01/2031	777,000	789,276
6.45%, 09/15/2036	72,000	72,268
6.20%, 03/15/2040	457,000	447,282
		1,308,826
Integrated Telecommunication Services–4.87%
Altice France S.A. (France),
8.13%, 02/01/2027(c)	277,000	264,248
5.13%, 07/15/2029(c)	985,000	777,303
5.50%, 10/15/2029(c)	725,000	582,276
Embarq Corp., 8.00%, 06/01/2036	571,000	243,583
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(c)	400,000	381,014
7.00%, 10/15/2028(c)	789,000	745,842
Level 3 Financing, Inc., 3.75%, 07/15/2029(c)	1,020,000	738,959
		3,733,225
Interactive Media & Services–0.69%
Match Group Holdings II LLC, 4.63%, 06/01/2028(c)	591,000	529,542
Internet Services & Infrastructure–0.71%
Cogent Communications Group, Inc., 7.00%, 06/15/2027(c)	554,000	540,757
	Principal Amount	Value
IT Consulting & Other Services–1.27%
Gartner, Inc.,
4.50%, 07/01/2028(c)	$572,000	$539,216
3.63%, 06/15/2029(c)	306,000	268,364
3.75%, 10/01/2030(c)	195,000	168,953
		976,533
Managed Health Care–1.40%
Centene Corp.,
4.25%, 12/15/2027	317,000	298,048
3.00%, 10/15/2030	935,000	772,591
		1,070,639
Movies & Entertainment–1.08%
WMG Acquisition Corp., 3.75%, 12/01/2029(c)	955,000	825,416
Oil & Gas Drilling–3.82%
Nabors Industries Ltd.,
7.25%, 01/15/2026(c)	52,000	50,060
7.50%, 01/15/2028(c)	360,000	329,400
Nabors Industries, Inc., 7.38%, 05/15/2027(c)	157,000	152,878
Precision Drilling Corp. (Canada),
7.13%, 01/15/2026(c)	88,000	86,312
6.88%, 01/15/2029(c)	478,000	452,439
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(c)	559,000	503,675
4.80%, 05/15/2030(c)	80,000	68,203
6.88%, 04/15/2040(c)	268,000	223,602
Transocean, Inc., 7.50%, 04/15/2031	428,000	286,437
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)(d)	380,000	376,983
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(d)	400,000	396,824
		2,926,813
Oil & Gas Equipment & Services–2.90%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(c)	814,000	805,148
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	886,000	847,339
Weatherford International Ltd., 8.63%, 04/30/2030(c)	597,000	573,237
		2,225,724
Oil & Gas Exploration & Production–7.78%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(c)	1,634,000	1,627,947
Apache Corp., 7.75%, 12/15/2029	525,000	542,289
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(c)	526,000	516,335
Callon Petroleum Co.,
8.00%, 08/01/2028(c)	294,000	290,806
7.50%, 06/15/2030(c)	247,000	235,338
CNX Resources Corp., 7.38%, 01/15/2031(c)	538,000	538,936
Comstock Resources, Inc., 6.75%, 03/01/2029(c)	561,000	548,554
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(c)	$421,000	$387,634
6.25%, 04/15/2032(c)	159,000	146,071
SM Energy Co.,
6.75%, 09/15/2026	795,000	780,448
6.63%, 01/15/2027	90,000	88,353
6.50%, 07/15/2028	265,000	259,423
		5,962,134
Oil & Gas Storage & Transportation–6.82%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(c)	1,196,000	1,207,153
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(c)	906,000	840,859
EQM Midstream Partners L.P.,
7.50%, 06/01/2027(c)	185,000	187,165
6.50%, 07/01/2027(c)	536,000	520,670
4.75%, 01/15/2031(c)	297,000	250,387
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	725,000	673,154
8.00%, 01/15/2027	140,000	133,804
7.75%, 02/01/2028	308,000	294,442
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	584,000	554,327
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(c)	575,000	563,527
		5,225,488
Other Diversified Financial Services–1.70%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(c)	606,000	532,749
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(c)	914,000	770,067
		1,302,816
Pharmaceuticals–1.81%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(c)	1,276,000	783,209
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(c)(g)	797,000	601,205
		1,384,414
Real Estate Operating Companies–0.36%
DigitalBridge Group, Inc., Conv., 5.00%, 04/15/2023	277,000	274,230
Research & Consulting Services–1.02%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(c)	910,000	784,010
Restaurants–3.18%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.88%, 01/15/2028(c)	313,000	279,680
4.00%, 10/15/2030(c)	648,000	546,637
Papa John’s International, Inc., 3.88%, 09/15/2029(c)	1,282,000	1,073,394
	Principal Amount	Value
Restaurants–(continued)
Yum! Brands, Inc., 5.38%, 04/01/2032	$582,000	$540,553
		2,440,264
Retail REITs–1.10%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(c)	873,000	841,860
Semiconductor Equipment–1.01%
Entegris Escrow Corp., 4.75%, 04/15/2029(c)	858,000	777,635
Specialized Consumer Services–1.28%
Carriage Services, Inc., 4.25%, 05/15/2029(c)	1,308,000	982,962
Specialized REITs–1.36%
SBA Communications Corp., 3.88%, 02/15/2027	1,131,000	1,045,601
Specialty Chemicals–1.62%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(c)	538,000	425,769
6.99%, 02/20/2032(c)	352,000	249,923
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(c)	599,000	565,249
		1,240,941
Specialty Stores–0.36%
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(c)	305,000	279,014
Steel–0.71%
SunCoke Energy, Inc., 4.88%, 06/30/2029(c)	639,000	542,428
Systems Software–2.49%
Camelot Finance S.A., 4.50%, 11/01/2026(c)	1,437,000	1,364,144
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	649,000	541,065
		1,905,209
Trading Companies & Distributors–1.45%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(c)	1,271,000	1,107,378
Wireless Telecommunication Services–1.81%
Vmed O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(c)	725,000	603,222
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)	1,035,000	780,793
		1,384,015
Total U.S. Dollar Denominated Bonds & Notes (Cost $107,491,407)		97,564,638
Variable Rate Senior Loan Interests–4.43%(h)(i)
Commodity Chemicals–1.45%
Mativ Holdings, Inc., Term Loan B, 7.88% (1 mo. USD LIBOR + 3.75%), 04/20/2028	1,179,856	1,112,014
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount		Value
Hotels, Resorts & Cruise Lines–0.73%
IRB Holding Corp., Term Loan, 6.89% (1 mo. SOFR + 3.10%), 12/15/2027		$579,856	$559,054
Integrated Telecommunication Services–0.87%
Patagonia Holdco LLC,
First Lien Term Loan B, 8.03% (1 mo. SOFR + 5.75%), 08/01/2029		412,000	332,175
9.96% (1 mo. Term SOFR + 5.75%), 08/01/2029		412,000	332,175
			664,350
Pharmaceuticals–0.65%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 6.05% (1 mo. PRIME + 6.00%), 03/27/2028		627,062	501,127
Specialty Stores–0.73%
PetSmart LLC, Term Loan, 7.82% (3 mo. USD LIBOR + 3.75%), 02/11/2028		577,957	557,520
Total Variable Rate Senior Loan Interests (Cost $3,628,856)			3,394,065
Non-U.S. Dollar Denominated Bonds & Notes–2.58%(j)
Casinos & Gaming–0.17%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(c)(d)	EUR	138,521	129,192
Food Retail–1.65%
Bellis Acquisition Co. PLC (United Kingdom), 3.25%, 02/16/2026(c)	GBP	554,000	546,104
	Principal Amount		Value
Food Retail–(continued)
Casino Guichard Perrachon (France),
6.63%, 01/15/2026(c)	EUR	662,000	$376,468
3.99%(c)(e)(f)	EUR	1,700,000	340,182
			1,262,754
Pharmaceuticals–0.76%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(c)	EUR	582,000	587,082
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,924,106)			1,979,028
	Shares
Common Stocks & Other Equity Interests–0.18%
Cable & Satellite–0.18%
Altice USA, Inc., Class A (Cost $332,202)(k)		30,000	136,800
Money Market Funds–3.22%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(l)(m)		863,610	863,610
Invesco Liquid Assets Portfolio, Institutional Class, 3.95%(l)(m)		618,015	618,200
Invesco Treasury Portfolio, Institutional Class, 3.76%(l)(m)		986,983	986,983
Total Money Market Funds (Cost $2,468,755)			2,468,793
TOTAL INVESTMENTS IN SECURITIES–137.73% (Cost $115,845,326)			105,543,324
BORROWINGS–(39.87)%			(30,550,000)
OTHER ASSETS LESS LIABILITIES—2.14%			1,635,277
NET ASSETS–100.00%			$76,628,601
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $75,620,177, which represented 98.68% of the Trust’s Net Assets.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at November 30, 2022 represented less than 1% of the Trust’s Net Assets.
(h)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(i)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Non-income producing security.
(l)	Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2022.

	Value February 28, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$802,454	$13,772,743	$(13,711,587)	$-	$-	$863,610	$10,630
Invesco Liquid Assets Portfolio, Institutional Class	574,302	9,837,674	(9,793,991)	182	33	618,200	10,106
Invesco Treasury Portfolio, Institutional Class	917,091	15,740,278	(15,670,386)	-	-	986,983	15,548
Total	$2,293,847	$39,350,695	$(39,175,964)	$182	$33	$2,468,793	$36,284

(m)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/17/2023	Barclays Capital	EUR	583,000	USD	605,067	$(5,237)
02/17/2023	Goldman Sachs & Co.	GBP	356,000	USD	421,011	(9,076)
02/17/2023	State Street Bank & Trust Co.	EUR	730,000	USD	758,508	(5,681)
Total Forward Foreign Currency Contracts						$(19,994)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)%	Quarterly	12/20/2027	4.542%	USD	1,500,000	$(14,352)	$(25,060)	$(10,708)

(a)	Centrally cleared swap agreements collateralized by $27,161 cash held with Bank of America Merrill Lynch.
(b)	Implied credit spreads represent the current level, as of November 30, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$97,564,638	$—	$97,564,638
Variable Rate Senior Loan Interests	—	3,394,065	—	3,394,065
Non-U.S. Dollar Denominated Bonds & Notes	—	1,979,028	—	1,979,028
Common Stocks & Other Equity Interests	136,800	—	—	136,800
Money Market Funds	2,468,793	—	—	2,468,793
Total Investments in Securities	2,605,593	102,937,731	—	105,543,324
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(19,994)	—	(19,994)
Swap Agreements	—	(10,708)	—	(10,708)
Total Other Investments	—	(30,702)	—	(30,702)
Total Investments	$2,605,593	$102,907,029	$—	$105,512,622

*	Unrealized appreciation (depreciation).
Invesco High Income Trust II